Other long-term liabilities - Summary of Other Long-term Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2025	$ 221,914
Increases	2,993
Used	(18,044)
Remeasurement	13,687
Reclassification	0
Effect of movements in exchange rates	6,662
Unwinding of discount and changes in the discount rate	18,175
Balance at December 31, 2025	245,387
Current and Non-Current:
Current	3,050
Non-current	242,337
Other liabilities	245,387
Provision for litigations
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2025	7,697
Increases	87
Used	(13,732)
Remeasurement	0
Reclassification	(50)
Effect of movements in exchange rates	6,662
Unwinding of discount and changes in the discount rate	0
Balance at December 31, 2025	664
Current and Non-Current:
Current	0
Non-current	664
Other liabilities	664
Provision for return condition
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2025	184,406
Increases	0
Used	0
Remeasurement	14,450
Reclassification	0
Effect of movements in exchange rates	0
Unwinding of discount and changes in the discount rate	17,021
Balance at December 31, 2025	215,877
Current and Non-Current:
Current	0
Non-current	215,877
Other liabilities	215,877
Dismantling provision
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2025	22,169
Increases	0
Used	0
Remeasurement	(763)
Reclassification	0
Effect of movements in exchange rates	0
Unwinding of discount and changes in the discount rate	1,154
Balance at December 31, 2025	22,560
Current and Non-Current:
Current	0
Non-current	22,560
Other liabilities	22,560
Provision for maintenance
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2025	4,479
Increases	2,863
Used	(4,292)
Remeasurement	0
Reclassification	0
Effect of movements in exchange rates	0
Unwinding of discount and changes in the discount rate	0
Balance at December 31, 2025	3,050
Current and Non-Current:
Current	3,050
Non-current	0
Other liabilities	3,050
Other long-term liabilities
Disclosure of other long-term liabilities [line items]
Balance at January 1, 2025	3,163
Increases	43
Used	(20)
Remeasurement	0
Reclassification	50
Effect of movements in exchange rates	0
Unwinding of discount and changes in the discount rate	0
Balance at December 31, 2025	3,236
Current and Non-Current:
Current	0
Non-current	3,236
Other liabilities	$ 3,236